Earnings Per Share (Schedule Of Net Income Used In Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 24,880	$ 21,278	$ 8,702